Assets and Liabilities Held for Sale/ Discontinued Operations - Summary of assets and liabilities classified as held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets held for sale
Disposal Group, Including Discontinued Operation, Assets	$ 1,492	$ 1,085
Liabilities associated with assets held for sale
Current	983	692
Liabilities subject to compromise	118	0
Non-current	2	0
Total liabilities associated with assets held for sale	1,103	692
Jack-up rigs
Assets held for sale
Disposal Group, Including Discontinued Operation, Assets	389	400
Liabilities associated with assets held for sale
Current	35	146
Liabilities subject to compromise	118	0
Non-current	2	0
Total liabilities associated with assets held for sale	155	146
NSNCo
Assets held for sale
Disposal Group, Including Discontinued Operation, Assets	1,103	685
Liabilities associated with assets held for sale
Current	948	546
Liabilities subject to compromise	0	0
Non-current	0	0
Total liabilities associated with assets held for sale	948	546
Current Assets [Member]
Assets held for sale
Disposal Group, Including Discontinued Operation, Assets	1,145	109
Current Assets [Member] | Jack-up rigs
Assets held for sale
Disposal Group, Including Discontinued Operation, Assets	42	35
Current Assets [Member] | NSNCo
Assets held for sale
Disposal Group, Including Discontinued Operation, Assets	1,103	74
Non Current Assets [Member]
Assets held for sale
Disposal Group, Including Discontinued Operation, Assets	347	976
Non Current Assets [Member] | Jack-up rigs
Assets held for sale
Disposal Group, Including Discontinued Operation, Assets	347	365
Non Current Assets [Member] | NSNCo
Assets held for sale
Disposal Group, Including Discontinued Operation, Assets	$ 0	$ 611